INTERESTS IN ASSOCIATES - Reconciliation of changes in interest in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Investments In Associates [Abstract]
Balance at the beginning of the period	$ 2,333	$ 2,566
Add: Share of profit of associates	(14)	189
Less: Proceeds received from the associates	(530)	(302)
Exchange difference	(46)	(120)
Balance at the end of the period	$ 1,743	$ 2,333